Other Assets, Non-Current - Schedule of Other Assets, Non-Current (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Schedule of Other Assets, Non-Current [Abstract]
Prepayment for acquisition related deposit	[1]	$ 20,180,747	$ 15,194,628
Prepayment for equity subscription	[2]	1,000,000
Deposit for lease		36,706	35,568
Prepayment for the construction and equipment		528	115,035
Total other assets, non-current		$ 21,217,981	$ 15,345,231

[1]	In 2025, the Company entered into an investment service agreement with a third-party consulting firm to source, evaluate, and manage potential investment opportunities on the Company’s behalf. In accordance with the agreement, the Company is required to place a refundable deposit with the consulting firm in connection with prospective acquisition transactions. During the year ended December 31, 2025, the Company remitted a deposit of $15,194,628 to facilitate the identification, evaluation, and execution of potential acquisitions. The amount has been recorded as a deposit and will be recognized as part of the purchase consideration upon the successful completion of an acquisition.

As of June 30, 2026, no business combination has been completed and the related acquisition activities remain in progress. Accordingly, the balance continues to be presented as a deposit. The Company will reclassify the deposit as part of the consideration transferred upon execution of a definitive agreement and the transfer of the related rights and obligations.

As of the report issue date, the Company has completed the related acquisition, see Note 17 of the unaudited interim condensed consolidated financial statements.

On January 14, 2026, the Company paid a refundable prepayment of $4,500,000 for the investment to Hong Kong Sanyou Petroleum Co., Limited. As of June 30, 2026, no acquisition or investing activities have been completed and the related acquisition or investing activities remain in progress. Accordingly, the balance continues to be presented as a deposit. The Company will reclassify the deposit as part of the consideration transferred upon execution of a definitive agreement and the transfer of the related rights and obligations.

The payment represents a refundable investment advance, rather than non-refundable service fees, resource fees, or deposits, and does not necessarily constitute a completed investment in the counterparty or any candidate project.

[2]	In 2026, the Company paid $1,000,000 to Hongli Development Limited for the purchase of shares of Hongli Group Inc. On September 30, 2026, the Company completed the share transfer